13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
02/11/2003

13F-HR
4 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2002
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		02/11/2003
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 66
                                        ----------------------

Form 13F Information Table Value Total: 1,154,183
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   224579 3087.0000SH       SOLE                3087.0000
AFLAC                          COM              001055102    12554   416785 SH       SOLE                   363210             53575
                                                              3102   102975 SH       DEFINED 01             102975
AOL Time Warner, Inc.          COM              00184A105    35509  2710608 SH       SOLE                  2317633            392975
                                                             11232   857425 SH       DEFINED 01             857425
Ambac Financial Group, Inc.    COM              023139108    47127   837968 SH       SOLE                   725244            112724
                                                             12189   216725 SH       DEFINED 01             216725
Atherogenics, Inc.             COM              047439104      586    79133 SH       SOLE                    79133
Berkshire Hathaway - Cl. A     COM              084670108    18697      257 SH       SOLE                      142               115
                                                              8366      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    66286    27357 SH       SOLE                    25430              1927
                                                             18303     7554 SH       DEFINED 01               7554
Cendant Corp.                  COM              151313103    40106  3826881 SH       SOLE                  3314981            511900
                                                             10481  1000125 SH       DEFINED 01            1000125
Certegy                        COM              156880106     8958   364900 SH       SOLE                   311625             53275
                                                              2592   105575 SH       DEFINED 01             105575
Charter Communications Inc.    COM              16117M107     9763  8274139 SH       SOLE                  6641564           1632575
                                                              3552  3010125 SH       DEFINED 01            3010125
Citigroup Inc                  COM              172967101      239     6800 SH       SOLE                     6800
Closure Medical Corporation    COM              189093107     1763   168200 SH       SOLE                   168200
Comcast Class A Special        COM              20030N200    47941  2122226 SH       SOLE                  1791451            330775
                                                             15180   671975 SH       DEFINED 01             671975
Constellation Brands Inc.      COM              21036P108    28499  1201965 SH       SOLE                   984740            217225
                                                             10532   444200 SH       DEFINED 01             444200
Diebold Inc.                   COM              253651103    10221   247962 SH       SOLE                   210212             37750
                                                              3168    76850 SH       DEFINED 01              76850
Dow Jones & Co.                COM              260561105    31233   722492 SH       SOLE                   570442            152050
                                                              9814   227025 SH       DEFINED 01             227025
E. W. Scripps Co.              COM              811054204    25091   326068 SH       SOLE                   262038             64030
                                                             10310   133985 SH       DEFINED 01             133985
Equifax                        COM              294429105    12351   533752 SH       SOLE                   436927             96825
                                                              4236   183050 SH       DEFINED 01             183050
Freddie Mac                    COM              313400301      236     4000 SH       SOLE                     4000
General Electric               COM              369604103      384    15750 SH       SOLE                    15750
Hewlett-Packard Co.            COM              428236103    19343  1114253 SH       SOLE                   943903            170350
                                                              5782   333075 SH       DEFINED 01             333075
Household International Inc    COM              441815107    28918  1039856 SH       SOLE                   912156            127700
                                                              6674   239975 SH       DEFINED 01             239975
IMS Health                     COM              449934108    13878   867400 SH       SOLE                   715075            152325
                                                              4691   293200 SH       DEFINED 01             293200
IShares S&P 500 Index Fund     COM              464287200     1586    17950 SH       SOLE                    17950
Interpublic Group              COM              460690100    26317  1869115 SH       SOLE                  1454740            414375
                                                              9216   654550 SH       DEFINED 01             654550
Johnson & Johnson              COM              478160104     2371    44150 SH       SOLE                    44150
Merck & Co.                    COM              589331107    31313   553129 SH       SOLE                   467104             86025
                                                             10111   178605 SH       DEFINED 01             178605
Nat'l Commerce Financial Corp  COM              63545P104      776    32528 SH       SOLE                    32528
PartnerRe Ltd Bermuda          COM              G6852T105    20555   396653 SH       SOLE                   335503             61150
                                                              8498   164000 SH       DEFINED 01             164000
Pfizer Inc.                    COM              717081103      246     8050 SH       SOLE                     8050
SPDR Trust Series 1            COM              78462F103      313     3550 SH       SOLE                     3550
Schering Plough                COM              806605101    29679  1336876 SH       SOLE                  1111276            225600
                                                             10091   454550 SH       DEFINED 01             454550
Scientific-Atlanta             COM              808655104    14207  1197930 SH       SOLE                   971130            226800
                                                              2076   175000 SH       DEFINED 01             175000
Tupperware Inc                 COM              899896104    15955  1058021 SH       SOLE                   907846            150175
                                                              4788   317500 SH       DEFINED 01             317500
Walt Disney Co.                COM              254687106    34945  2142547 SH       SOLE                  1833272            309275
                                                              7503   460000 SH       DEFINED 01             460000
Washington Post Co. Class B    COM              939640108     3930     5325 SH       SOLE                     5325
Waters Corp.                   COM              941848103    13970   641400 SH       SOLE                   518575            122825
                                                              5045   231625 SH       DEFINED 01             231625
XL Cap Ltd.                    COM              G98255105    38625   500000 SH       SOLE                   424100             75900
                                                             11574   149825 SH       DEFINED 01             149825
Zale Corp                      COM              988858106    19029   596515 SH       SOLE                   502665             93850
                                                              6998   219375 SH       DEFINED 01             219375